Subordinated liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Subordinated liabilities

29	Subordinated liabilities

HSBC’s subordinated liabilities
	2024	2023
	$m	$m
At amortised cost	25,958	24,954
– subordinated liabilities	25,080	23,149
– preferred securities	878	1,805
Designated at fair value (Note 25)	9,317	11,477
– subordinated liabilities	9,317	11,477
– preferred securities	—	—
At 31 Dec	35,275	36,431
Issued by HSBC subsidiaries	3,144	4,154
Issued by HSBC Holdings	32,131	32,277
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 8.201%.
The balance sheet amounts disclosed in the following table are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital, principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subordinated liabilities: subsidiaries
	2024	2023
	$m	$m
Additional tier 1 capital securities issued by HSBC subsidiaries[1]	732	1,672
Tier 2 securities issued by HSBC subsidiaries
– Tier 2 securities issued by HSBC Bank plc	715	764
– Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited		—
– Tier 2 securities issued by HSBC Bank USA Inc	223	223
– Tier 2 securities issued by HSBC Bank USA N.A.	1,431	1,449
Securities issued by other HSBC subsidiaries	43	46
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec	3,144	4,154
1  The $900m 10.176% security issued by HSBC Capital Funding (Dollar 1) L.P. was redeemed on 31 October 2024.

HSBC Holdings’ subordinated liabilities
	2024	2023
	$m	$m
At amortised cost	23,548	24,439
Designated at fair value (Note 25)	8,314	8,449
At 31 Dec	31,862	32,888

HSBC Holdings’ subordinated liabilities in issue
	2024	2023
	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties	31,862	31,975
Amounts owed to HSBC undertakings[1]	—	913
Subordinated liabilities issued by HSBC Holdings at 31 Dec	31,862	32,888
1The $900m 10.176% security issued by HSBC Holdings to HSBC Capital Funding (Dollar 1) L.P. was redeemed on 31 October 2024.
Guaranteed by HSBC Holdings or HSBC Bank plc
Capital securities guaranteed by HSBC Holdings or HSBC Bank plc were issued by the Jersey limited partnerships. The proceeds of these were lent to the respective guarantors by the limited partnerships in the form of subordinated notes. They qualified as additional tier 1 capital for
HSBC under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. The capital securities guaranteed by HSBC
Bank plc also qualified as additional tier 1 capital for HSBC Bank plc (on a solo and a consolidated basis) under CRR II until 31 December 2021 by virtue of the same grandfathering process. Since 31 December 2021, these securities have no longer qualified as regulatory capital for HSBC
Holdings or HSBC Bank plc. On 31 October 2024, the capital securities guaranteed by HSBC Holdings were redeemed.
As at 31 December 2024 the preferred securities guaranteed by HSBC Bank plc are intended to provide investors with rights to income and capital distributions, as well as distributions upon liquidation of the issuer that are equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC Bank plc’s capital adequacy requirements, or if HSBC Bank plc has insufficient distributable reserves (as defined).
HSBC Bank plc have covenanted that, if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
If the preferred securities guaranteed by HSBC Bank plc are outstanding in November 2048, or if the total capital ratio of HSBC Bank plc (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Bank plc, the holders’ interests in the preferred security guaranteed by HSBC Bank plc will be exchanged for interests in preference shares issued by HSBC Bank plc that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within HSBC’s regulatory capital base as tier 2 capital under CRR II, either as fully eligible capital or by virtue of the application of grandfathering provisions. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.